UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5497

Western Asset Municipal High Income Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JULY 31, 2012

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)

July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 98.7%
Arizona — 1.8%
Pima County, AZ, IDA Revenue, Tucson Electric Power Co.	5.750%	9/1/29	$1,000,000	$1,063,530
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	1,500,000	1,566,120
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	584,745
Total Arizona				3,214,395
Arkansas — 0.4%
Arkansas State Development Financing Authority, Industrial Facilities Revenue, Potlatch Corp. Projects	7.750%	8/1/25	600,000	615,228	(a)
California — 5.5%
California State Public Works Board, Lease Revenue, Various Capital Projects	5.125%	10/1/31	1,500,000	1,662,270
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Asset Backed	7.800%	6/1/42	2,000,000	2,125,300	(b)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,000,000	2,653,720
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	2,000,000	2,527,960
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	604,446
Total California				9,573,696
Colorado — 4.7%
Colorado Educational & Cultural Facilities Authority Revenue:
Cheyenne Mountain Charter Academy	5.250%	6/15/25	680,000	708,057
Cheyenne Mountain Charter Academy	5.125%	6/15/32	510,000	521,307
Elbert County Charter	7.375%	3/1/35	785,000	792,190
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,643,000
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	1,000,000	886,970
Southlands, CO, Metropolitan District No. 1, GO	7.125%	12/1/34	500,000	577,955	(b)
Total Colorado				8,129,479
Delaware — 4.4%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	4,000,000	4,339,800
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	3,000,000	3,413,160
Total Delaware				7,752,960
District of Columbia — 1.1%
District of Columbia COP, District Public Safety & Emergency, AMBAC	5.500%	1/1/20	1,895,000	1,994,412
Florida — 5.9%
Beacon Lakes, FL, Community Development District, Special Assessment	6.900%	5/1/35	805,000	819,015
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	1,500,000	1,477,635
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	865,000	892,291	(b)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems	6.000%	11/15/25	1,000,000	1,015,630	(b)
Martin County, FL, IDA Revenue, Indiantown Cogeneration Project	7.875%	12/15/25	2,000,000	2,010,480	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida — continued
Orange County, FL, Health Facilities Authority Revenue, First Mortgage Healthcare Facilities Revenue Bonds, GF/Orlando Inc. Project	9.000%	7/1/31	$885,000	$887,460
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	80,000	87,099	(c)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	2,000,000	1,652,620
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,000,000	397,000	(d)
University of Central Florida, COP, FGIC	5.000%	10/1/25	1,000,000	1,029,660
Total Florida				10,268,890
Georgia — 3.9%
Atlanta, GA, Airport Revenue, AGM	5.000%	1/1/26	1,000,000	1,080,830
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	2,000,000	2,165,180
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,439,220
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,161,870
Total Georgia				6,847,100
Hawaii — 2.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Craigside Retirement Residence	7.500%	11/15/15	1,260,000	1,273,860
Craigside Retirement Residence	8.750%	11/15/29	200,000	238,418
Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,326,760
Total Hawaii				3,839,038
Illinois — 1.2%
Illinois Finance Authority Revenue:
Park Place of Elmhurst	8.125%	5/15/40	1,000,000	1,078,270
Refunding, Chicago Charter School Project	5.000%	12/1/26	1,000,000	1,038,120
Total Illinois				2,116,390
Indiana — 0.5%
County of St. Joseph, IN, EDR:
Holy Cross Village Notre Dame Project	6.000%	5/15/26	285,000	293,598
Holy Cross Village Notre Dame Project	6.000%	5/15/38	550,000	560,725
Total Indiana				854,323
Kansas — 0.7%
Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health	5.000%	10/1/22	1,150,000	1,259,239
Kentucky — 1.3%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,224,740
Louisiana — 0.4%
Epps, LA, COP	8.000%	6/1/18	775,000	761,283
Maryland — 2.0%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,568,560
Massachusetts — 1.1%
Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project	7.875%	3/1/25	770,000	703,849	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts — continued
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	$1,000,000	$1,190,980
Massachusetts State Port Authority Revenue	13.000%	7/1/13	80,000	89,245	(c)
Total Massachusetts				1,984,074
Michigan — 6.3%
Allen Academy, COP	7.500%	6/1/23	2,130,000	2,192,771
Cesar Chavez Academy, COP	6.500%	2/1/33	1,000,000	1,050,790	(b)
Cesar Chavez Academy, COP	8.000%	2/1/33	1,000,000	1,057,930	(b)
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/41	2,000,000	2,110,540
Gaudior Academy, COP	7.250%	4/1/34	1,000,000	1,006,540
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,592,240
Star International Academy, COP	7.000%	3/1/33	920,000	940,295
Total Michigan				10,951,106
Missouri — 1.1%
Missouri State Health & Educational Facilities Authority, Lutheran Senior Services	6.000%	2/1/41	500,000	561,085
Missouri State HEFA Revenue, Refunding, St. Lukes Episcopal	5.000%	12/1/21	1,300,000	1,443,195
Total Missouri				2,004,280
Montana — 1.2%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	2,010,000	2,011,809	(a)
Nebraska — 2.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	3,340,000	3,446,646
New Jersey — 3.8%
Casino Reinvestment Development Authority Revenue, NATL	5.250%	6/1/20	1,500,000	1,577,460
New Jersey State EDA Revenue, Refunding	6.875%	1/1/37	5,000,000	5,031,900	(a)
Total New Jersey				6,609,360
New Mexico — 0.6%
Otero County, NM, COP, Jail Project Revenue	7.500%	12/1/24	1,000,000	1,004,230
New York — 1.5%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	2,000,000	2,286,020
New York City, NY, IDA, Civic Facilities Revenue, Special Needs Facilities Pooled Program	8.125%	7/1/19	265,000	266,118
Total New York				2,552,138
Ohio — 3.8%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	1,425,000	1,427,194
Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center	5.250%	5/15/21	1,500,000	1,630,425
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	2,000,000	2,190,940
Riversouth Authority, OH, Revenue, Riversouth Area Redevelopment	5.000%	12/1/25	1,260,000	1,364,555
Total Ohio				6,613,114

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma — 1.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	6.875%	11/1/23	$1,300,000	$1,388,803
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,137,720
Total Oklahoma				2,526,523
Pennsylvania — 5.1%
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project	7.250%	1/1/35	1,000,000	1,038,690	(b)
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	1/1/27	1,000,000	1,059,110
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities Inc.	5.000%	11/15/28	1,400,000	1,520,610
Acts Retirement-Life Communities Inc.	5.000%	11/15/29	1,350,000	1,458,338
Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare	6.250%	10/15/23	2,000,000	2,293,780
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/37	500,000	522,055
Host Marriot LP Project, Remarketed 10/31/95	7.750%	12/1/17	1,000,000	1,002,480	(a)
Total Pennsylvania				8,895,063
Puerto Rico — 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	1,500,000	1,536,030
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	1,000,000	1,041,310
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,000,000	1,085,140	(e)
Total Puerto Rico				3,662,480
Tennessee — 1.4%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	2,500,000	2,527,875
Texas — 23.6%
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,663,545	(a)(f)
Burnet County, TX, Public Facility Project Revenue	7.500%	8/1/24	1,335,000	970,131
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	4,000,000	4,315,960	(a)(g)
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	2,000,000	2,006,300	(a)(f)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	2,089,540
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc. Projects	6.125%	7/15/27	2,750,000	2,750,715	(a)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.500%	7/15/30	1,000,000	1,101,830	(a)
Special Facilities, Continental Airlines Inc., Terminal Projects	6.625%	7/15/38	1,000,000	1,103,170	(a)
Laredo, TX, ISD Public Facility Corp., Lease Revenue, AMBAC	5.000%	8/1/29	1,000,000	1,011,960
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	6,000,000	6,469,500

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	6.200%	11/15/29	$1,000,000	$1,017,130
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,733,775
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	600,000	(d)
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,406,800
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,894,640
Texas State Public Finance Authority:
Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,146,760
Uplift Education	5.750%	12/1/27	1,500,000	1,634,505
West Texas Detention Facility Corp. Revenue	8.000%	2/1/25	1,865,000	1,764,141
Willacy County, TX, PFC Project Revenue	8.250%	12/1/23	1,000,000	1,029,730
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	520,000	503,012
Total Texas				41,213,144
U.S. Virgin Islands — 1.7%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	2,925,950
Virginia — 3.9%
Broad Street CDA Revenue	7.500%	6/1/33	748,000	806,224	(b)
Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project	5.600%	11/1/31	2,500,000	2,683,725	(a)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	1,000,000	1,079,320	(a)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,198,720	(a)
Total Virginia				6,767,989
West Virginia — 1.5%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	2,500,000	2,663,375
Wisconsin — 0.6%
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	6.400%	4/15/33	1,000,000	1,026,920
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $160,263,495)				172,405,809
SHORT-TERM INVESTMENTS — 2.4%
Kansas — 0.1%
Kansas State Department of Transportation Highway Revenue, SPA-Dexia Credit Local & Westdeutsche Landesbank	0.130%	9/1/19	100,000	100,000	(h)(i)
Missouri — 0.1%
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.170%	10/1/35	100,000	100,000	(h)(i)
New York — 1.2%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.270%	11/1/26	100,000	100,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.270%	6/15/32	600,000	600,000	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — continued
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.270%	11/1/22	$1,400,000	$1,400,000	(h)(i)
New York, NY, GO, LOC-Wells Fargo Bank N.A.	0.130%	4/1/42	100,000	100,000	(h)(i)
Total New York				2,200,000
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.230%	1/15/44	1,600,000	1,600,000	(h)(i)
Ohio — 0.1%
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-JPMorgan Chase	0.140%	11/15/45	100,000	100,000	(h)(i)
TOTAL SHORT-TERM INVESTMENTS (Cost — $4,100,000)				4,100,000
TOTAL INVESTMENTS — 101.1% (Cost — $164,363,495#)				176,505,809
Liabilities in Excess of Other Assets — (1.1)%				(1,850,218)
TOTAL NET ASSETS — 100.0%				$174,655,591

(a)          Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)         Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)          Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)         The coupon payment on these securities is currently in default as of July 31, 2012.

(e)          All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)            Maturity date shown represents the mandatory tender date.

(g)         Security is purchased on a when-issued basis.

(h)         Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)             Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#                 Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Communities Development Authority
COP	- Certificates of Participation
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
ISD	- Independent School District
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFH	- Multi-Family Housing
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PFC	- Public Facilities Corporation
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)

July 31, 2012

Summary of Investments by Industry†

Industrial Revenue	29.9%
Health Care	18.0
Transportation	10.2
Leasing	8.0
Power	7.2
Education	6.2
Special Tax Obligation	5.8
Pre-Refunded/Escrowed to Maturity	5.1
Water & Sewer	3.5
Other	1.8
Solid Waste/Resource Recovery	1.5
Local General Obligation	0.5
Short-Term Investments	2.3
100.0%

†As a percentage of total investments. Please note that Fund holdings are as of July 31, 2012 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	0.1%
AA/Aa	4.8
A	21.1
BBB/Baa	42.7
BB/Ba	3.4
B/B	4.0
D	0.6
A-1/VMIG 1	2.3
NR	21.0
100.0%

* As a percentage of total investments.

** The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.  Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.  If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations.  The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

Notes to schedule of investments (unaudited) (continued)

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$172,405,809	—	$172,405,809
Short-term investments†	—	4,100,000	—	4,100,000
Total investments	—	$176,505,809	—	$176,505,809

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$38,638	—	—	$38,638

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk.  The Fund invests i n high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Notes to schedule of investments (unaudited) (continued)

(e) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,101,603
Gross unrealized depreciation	(2,959,289)
Net unrealized appreciation	$12,142,314

At July 31, 2012, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 30-Year Bonds	49	9/12	$7,361,893	$7,400,531	$(38,638)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2012.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Interest rate risk	$(38,638)

During the period ended July 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$4,859,875

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”).  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: September 26, 2012